COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($) d shares	Dec. 31, 2015 EUR (€) d shares	Mar. 31, 2015 USD ($) mo d shares
Commitments And Contingencies 1 | shares			16,035,026
Commitments And Contingencies 2			4.00%
Commitments And Contingencies 3			$ 499,000
Commitments And Contingencies 4			1,065,000
Commitments And Contingencies 5			1,389,000
Commitments And Contingencies 6			586,000
Commitments And Contingencies 7			$ 3,099,998
Commitments And Contingencies 8 | mo			10
Commitments And Contingencies 9 | d			30
Commitments And Contingencies 10			$ 300,000
Commitments And Contingencies 11			2,928,217
Commitments And Contingencies 12			$ 171,781
Commitments And Contingencies 1 | shares	16,035,026	16,035,026
Commitments And Contingencies 2	4.00%	4.00%
Commitments And Contingencies 3	$ 499,000
Commitments And Contingencies 4	1,065,000
Commitments And Contingencies 5	1,389,000
Commitments And Contingencies 6	586,000
Commitments And Contingencies 7	$ 4,708,223
Commitments And Contingencies 8 | d	30	30
Commitments And Contingencies 9	$ 300,000
Commitments And Contingencies 10	1,608,235
Commitments And Contingencies 11	2,226,283
Commitments And Contingencies 12	225,000
Commitments And Contingencies 13 | €		€ 57,000
Commitments And Contingencies 14	$ 2,000,000